LONG-TERM DEBT - Principal Repayments (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 13,390	$ 12,692	$ 15,330
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt	14,404	$ 14,555
2020
Disclosure of detailed information about borrowings [line items]
Long-term debt	900
2021
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,450
2021
Disclosure of detailed information about borrowings [line items]
Long-term debt	600
2022
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 1,842